Note 2 - Earnings Per Share (Details) - Shares Used in Calculation of Earnings Per Share	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares Used in Calculation of Earnings Per Share [Abstract]
Weighted-average common shares outstanding									2,231,165	2,206,392	2,101,490
Average treasury stock shares									(189,530)	(189,530)	(189,530)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,049,536	2,044,124	2,038,026	2,033,480	2,027,680	2,022,490	2,017,264	1,999,645	2,041,635	2,016,862	1,911,960
Additional common stock equivalents used to calculate diluted earnings per share									7,871	7,178	4,972
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,059,561	2,052,012	2,044,564	2,039,515	2,032,611	2,029,420	2,023,961	2,010,292	2,049,506	2,024,040	1,916,932